Inventories - Disclosure of inventories (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Inventories
Finished goods	$ 34,463	$ 55,754
Work-in-progress	29,414	417,890
Raw materials	455,732	59,519
Total	$ 519,609	$ 533,163